Note 9 - Stockholders' Equity 1 (Details Textual) $ / shares in Units, $ in Millions						1 Months Ended				9 Months Ended		12 Months Ended
	Jul. 23, 2024 $ / shares shares	May 20, 2021 $ / shares shares	Apr. 01, 2020 shares	Jan. 30, 2019 shares	Jun. 01, 2016 USD ($) shares	Dec. 31, 2022 $ / shares shares	Nov. 30, 2022 USD ($)	Aug. 31, 2021 USD ($) $ / shares	Nov. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2024 $ / shares shares	Sep. 30, 2023 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Nov. 01, 2019 $ / shares	Jun. 30, 2016 $ / shares
Common Stock, Shares Authorized (in shares)						29,000,000				29,000,000		29,000,000	29,000,000
Common Stock, Shares, Issued (in shares)						5,720,009				5,720,009		5,720,009	5,720,009
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares						$ 0.00001				$ 0.00001		$ 0.00001	$ 0.00001
Preferred Stock, Shares Authorized (in shares)										20,655,895		20,655,895
Series B Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)										1,533,528		1,533,528
Preferred Stock, Shares Outstanding, Ending Balance (in shares)										1,533,528		1,533,528
Shares Issued, Price Per Share (in dollars per share) | $ / shares										$ 3.19		$ 3.19
Series C Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)										8,509,995		8,509,995
Preferred Stock, Shares Outstanding, Ending Balance (in shares)										8,509,995		8,509,995
Shares Issued, Price Per Share (in dollars per share) | $ / shares						5.29				$ 5.29		$ 5.29	5.29
Series D Preferred Stock [Member]
Preferred Stock, Shares Authorized (in shares)										7,130,335		7,130,335
Preferred Stock, Shares Outstanding, Ending Balance (in shares)										1,835,227		1,835,227
Shares Issued, Price Per Share (in dollars per share) | $ / shares						$ 5.29				$ 5.29		$ 5.29	$ 5.29
Stock Issued During Period, Shares, New Issues (in shares)						1,835,227
Series D Preferred Stock [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)													0
Series D Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)													1,835,227
Pieris Pharmaceuticals, Inc. [Member]
Common Stock, Shares Authorized (in shares)						3,750,000				3,750,000		3,750,000	3,750,000
Common Stock, Shares, Issued (in shares)						931,489				1,320,240		1,236,688	931,489
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares						$ 0.001				$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Authorized (in shares)						10,000,000				10,000,000		10,000,000	10,000,000
Preferred Stock, Shares Issued (in shares)						15,617				15,618		15,617	15,617
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares						$ 0.001				$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding, Ending Balance (in shares)						15,617				15,618		15,617	15,617
Convertible Preferred Stock, Shares Issued upon Conversion (in shares)										13.34
Pieris Pharmaceuticals, Inc. [Member] | Conversion of Common Stock into Series E Preferred Stock [Member]
Sale of Stock, Number of Shares Issued in Transaction (in shares)			3,000
Conversion of Stock, Shares Converted (in shares)		62,500	37,500
Conversion of Stock, Shares Issued (in shares)		5,000
Pieris Pharmaceuticals, Inc. [Member] | Securities Purchase Agreement [Member]
Preferred Stock, Shares Issued (in shares)					4,963
Partners' Capital Account, Units, Sold in Private Placement (in shares)					8,188,804
Shares Issued, Price Per Share (in dollars per share) | $ / shares	$ 13.7299														$ 2.015
Proceeds from Issuance of Private Placement | $					$ 16.5
Proceeds From Issuance Of Private Placement Net | $					$ 15.3
Sale of Stock, Number of Shares Issued in Transaction (in shares)				62,500	40,323
Stock Issued During Period, Shares, New Issues (in shares)	3,154,241
Pieris Pharmaceuticals, Inc. [Member] | At the Market Offering [Member] | Jefferies L L C [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares								$ 0.001
Shares Issued, Price Per Share (in dollars per share) | $ / shares						$ 276.51					$ 0.84	$ 67.07	$ 276.51
Sale of Stock, Authorized Amount | $							$ 75.0	$ 50.0
Stock Issued During Period, Shares, New Issues (in shares)										0	24,300,000	0.3	25,000
Stock Issued During Period, Value, Issued for Services | $												$ 20.3	$ 7.2
Pieris Pharmaceuticals, Inc. [Member] | Common Stock [Member]
Number Of Votes Per Share												1
Stock Issued During Period, Shares, New Issues (in shares)											303,000	304,000	25,000
Pieris Pharmaceuticals, Inc. [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)											0	0	0
Pieris Pharmaceuticals, Inc. [Member] | Preferred Stock [Member] | Preferred Share Exchange [Member]
Sale of Stock, Number of Shares Issued in Transaction (in shares)				5,000
Pieris Pharmaceuticals, Inc. [Member] | Series A Preferred Stock [Member]
Preferred Stock, Shares Issued (in shares)						85				85		85	85
Preferred Stock, Shares Outstanding, Ending Balance (in shares)						85				85		85	85
Pieris Pharmaceuticals, Inc. [Member] | Series B Preferred Stock [Member]
Preferred Stock, Shares Issued (in shares)						4,026				4,026		4,026	4,026
Preferred Stock, Shares Outstanding, Ending Balance (in shares)						4,026				4,026		4,026	4,026
Pieris Pharmaceuticals, Inc. [Member] | Series C Preferred Stock [Member]
Preferred Stock, Shares Issued (in shares)						3,506				3,506		3,506	3,506
Preferred Stock, Shares Outstanding, Ending Balance (in shares)						3,506				3,506		3,506	3,506
Pieris Pharmaceuticals, Inc. [Member] | Series C Preferred Stock [Member] | Preferred Share Exchange [Member]
Sale of Stock, Price Per Share (in dollars per share) | $ / shares														$ 274.4
Debt Instrument, Convertible, Beneficial Conversion Feature | $									$ 2.8
Pieris Pharmaceuticals, Inc. [Member] | Series C Preferred Stock [Member] | Private Placement [Member]
Convertible Preferred Stock, Shares Issued upon Conversion (in shares)									0.001
Proceeds From Issuance Of Private Placement Net | $									$ 31.0
Sale of Stock, Number of Shares Issued in Transaction (in shares)									9,014,960
Sale of Stock, Price Per Share (in dollars per share) | $ / shares									$ 3.55
Sale of Stock, Consideration Received Per Transaction | $									$ 32.0
Stock Issued During Period, Shares, Conversion of Units (in shares)									1
Sale of Stock, Number of Warrants, Per Unit (in shares)									1
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)									1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares									$ 568
Convertible Preferred Stock, Weighted Average Stock Price, Percent									3.00%
Pieris Pharmaceuticals, Inc. [Member] | Series C Preferred Stock [Member] | Private Placement [Member] | Maximum [Member]
Warrants and Rights Outstanding, Term (Year)									5 years
Pieris Pharmaceuticals, Inc. [Member] | Series D Preferred Stock [Member]
Preferred Stock, Shares Issued (in shares)						3,000				3,000		3,000	3,000
Preferred Stock, Shares Outstanding, Ending Balance (in shares)						3,000				3,000		3,000	3,000
Pieris Pharmaceuticals, Inc. [Member] | Series E Preferred Stock [Member]
Preferred Stock, Shares Issued (in shares)						5,000				5,000		5,000	5,000
Preferred Stock, Shares Outstanding, Ending Balance (in shares)						5,000				5,000		5,000	5,000
Pieris Pharmaceuticals, Inc. [Member] | Series A Through E [Member] | Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares		$ 0.001
Convertible Preferred Stock, Shares Issued upon Conversion (in shares)		13.34
Convertible Preferred Stock, Common Stock Ownership Limit, Percent		9.99%
Convertible Preferred Stock, Beneficial Ownership Limitation, Percent		19.99%
Convertible Preferred Stock, Beneficial Ownership Limitation, Notice Period Before Increase (Year)		61 years